Equitable Financial Life Insurance Company

Prospectus Supplement dated July 6, 2023 to the Prospectus Supplements dated May 1, 2023 for:

•	Incentive Life®
•	Incentive Life Plus®
•	Incentive Life® 2000
•	Special Offer Policy
•	Champion 2000

This Prospectus Supplement updates certain information in the most recent prospectus supplement you received and in any supplements to that prospectus supplement (collectively, the ‘‘Prospectus Supplement’’). You should read this Supplement in conjunction with the Prospectus Supplement and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus Supplement remains unchanged. The terms and section headings we use in this Prospectus Supplement have the same meaning as in the Prospectus Supplement. We will send you another copy of any prospectus supplement or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus Supplement.

The purpose of this Prospectus Supplement is to provide you with information regarding the recast of Equitable Financial Life Insurance Company financials to your policy.

The above listed products are impacted by the May 22, 2023 Supplement which replaced the section entitled “Independent Registered Public Accounting Firm” with the following:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The (i) financial statements of each of the variable investment options of Separate Account FP as of December 31, 2022 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December  31, 2022 incorporated in this Prospectus supplement by reference to the filed Form N-VPFS (for Separate Account FP) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Catalog#800043 (7/23)
Job # 524286